Deferred tax - Movements in net deferred tax asset (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023
Movements in net deferred tax asset
Net deferred tax liability at beginning of period			£ (3,304)	£ (7,402)	£ (3,304)	£ (7,402)
Credited to the statement of profit or loss (Note 11)	£ (6,194)	£ (2,541)	1,038	5,408		4,801
Credited/(expensed) to other comprehensive income (Note 11)	(975)	(517)	1,342	(419)		(1,018)
Credit relating to share-based payments						315
Net deferred tax liability at end of period	£ (924)	£ (2,413)	£ (924)	£ (2,413)		£ (3,304)
US
Movements in net deferred tax asset
Tax rate			21.00%
UK
Movements in net deferred tax asset
Tax rate			25.00%		25.00%